OTHER EXPENSES (Tables)	6 Months Ended
Jun. 30, 2016
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 11 – Other expenses:
Impairments, restructuring and others consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2016	2015	2016	2015

	U.S. $ in millions

Impairments of long-lived assets	$572	$81	$585	$146
Acquisition expenses	34	132	58	133
Integration expenses	28	-	41	-
Restructuring expenses	20	48	39	51
Contingent consideration	-	18	51	262
Other	58	6	57	(8)

Total	$712	$285	$831	$584